Stockholders’ Equity (Details Narrative) - USD ($)									2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 07, 2021	Jan. 14, 2021	Jan. 04, 2021	Jan. 04, 2021	Jan. 03, 2021	Dec. 07, 2020	Nov. 20, 2020	Nov. 13, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									1,000,000		1,000,000	1,000,000
Preferred stock, par value		$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued									0		0	0
Preferred stock, shares outstanding									0		0	0
Common stock, shares authorized									50,000,000		50,000,000	50,000,000
Common stock, par value		$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued									2,875,000		4,674,626	2,875,000
Common stock, shares outstanding									2,875,000		4,674,626	2,875,000
Common stock shares redemption											10,117,574	0
Agreement description		In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $							The Company’s initial stockholder has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and not to transfer, assign or sell the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.		The Company’s initial stockholder has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and not to transfer, assign or sell the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.
Shares issued price per share							$ 0.012
Units issued during the period, shares							2,156,250
Stock issued during the period							$ 25,000			$ 109,251,515
Shares forfeited during the period									375,000
Shares exercised during the period		375,000		375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01							$ 0.01			$ 0.01
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agreement description									In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial business combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s Sponsor or its affiliates, without taking into account any founder shares held by the Company’s Sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial business combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Sponsor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding			2,630,625	2,630,625
Shares forfeited during the period				343,125
Ladenburg and Certain Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares forfeited during the period				31,875
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share		$ 11.50									$ 12.50
Units issued during the period, shares										11,500,000
Stock issued during the period										$ 1,150
Founder Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding					2,875,000
Shares forfeited during the period					375,000
Founder Shares [Member] | Sponsor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agreement description			The Sponsor has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The Sponsor has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Shares issued price per share								$ 0.012
Units issued during the period, shares								2,156,250
Stock issued during the period								$ 25,000
Shares forfeited during the period	161,719			28,750		161,719
Founder Shares [Member] | Sponsor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares forfeited during the period						161,719
Representative Shares [Member] | Ladenburg and Certain Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding			244,375	244,375
Shares issued price per share	$ 0.012		$ 0.008	$ 0.008		$ 0.012
Units issued during the period, shares	161,719			28,750		161,719
Stock issued during the period	$ 1,875			$ 230		$ 1,875
Shares forfeited during the period				28,750	31,875
Shares exercised during the period				28,750	31,875
Representative Shares [Member] | Ladenburg and Certain Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share						$ 0.012
Units issued during the period, shares						161,719
Stock issued during the period						$ 1,875